Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000211588
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.14%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 25.70% against a return of 22.99% for the Russell 2000® Value Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Industrials sector’s positive contribution to the Fund’s return was driven by strong stock selection. The three individual securities that contributed the most on an absolute basis were Mercury Systems, Inc., The Timken Co., and Littelfuse, Inc. The Timken Co. was a large positive contributor due to providing upside earnings and guidance in response to quicker-than-expected progress under a new CEO deploying a high-growth strategy.

Detractors from Return

There were no sectors that detracted from the Fund’s returns on an absolute basis. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., O-I Glass, Inc., and Capri Holdings, Ltd. O-I Glass, Inc. was a negative contributor due to higher energy prices in Europe causing a reset to its earnings guidance.

Line Graph [Table Text Block]
Table Summary
	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,789	$12,486	$11,851
Jun-2018	$13,612	$14,121	$13,602
Jun-2019	$14,316	$13,241	$14,824
Jun-2020	$12,513	$10,927	$15,792
Jun-2021	$18,712	$18,934	$22,767
Jun-2022	$15,663	$15,851	$19,610
Jun-2023	$17,173	$16,803	$23,327
Jun-2024	$18,235	$18,634	$28,721
Jun-2025	$19,964	$19,666	$33,114
Jun-2026	$28,877	$28,123	$40,667

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	44.64%	9.07%	11.19%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 447,616,983
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,633,392
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$447,616,983
Number of Portfolio Holdings	81
Portfolio Turnover	33%
Total Advisory Fees Paid*	$1,633,392
Total Advisory Fees Paid %*	0.80%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	25.3%
Financials	18.0%
Information Technology	15.9%
Materials	12.3%
Health Care	7.1%
Consumer Discretionary	6.0%
Real Estate	5.3%
Energy	4.2%
Utilities	3.6%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	96.5%
Israel	0.7%
Canada	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mercury Systems, Inc.	5.1%
Timken Co., (The)	4.8%
Valmont Industries, Inc.	3.1%
Ingevity Corp.	2.9%
IPG Photonics Corp.	2.4%
Belden, Inc.	2.2%
SentinelOne, Inc.	2.0%
Terex Corp.	1.8%
Franklin Electric Co., Inc.	1.8%
Littelfuse, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211587
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.97%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 25.77% against a return of 22.99% for the Russell 2000® Value Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Industrials sector’s positive contribution to the Fund’s return was driven by strong stock selection. The three individual securities that contributed the most on an absolute basis were Mercury Systems, Inc., The Timken Co., and Littelfuse, Inc. The Timken Co. was a large positive contributor due to providing upside earnings and guidance in response to quicker-than-expected progress under a new CEO deploying a high-growth strategy.

Detractors from Return

There were no sectors that detracted from the Fund’s returns on an absolute basis. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., O-I Glass, Inc., and Capri Holdings, Ltd. O-I Glass, Inc. was a negative contributor due to higher energy prices in Europe causing a reset to its earnings guidance.

Line Graph [Table Text Block]
Table Summary
	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$295,165	$312,142	$296,274
Jun-2018	$341,313	$353,031	$340,057
Jun-2019	$359,500	$331,018	$370,603
Jun-2020	$314,428	$273,166	$394,802
Jun-2021	$471,127	$473,340	$569,164
Jun-2022	$394,505	$396,278	$490,245
Jun-2023	$432,935	$420,085	$583,165
Jun-2024	$460,563	$465,856	$718,022
Jun-2025	$505,349	$491,643	$827,850
Jun-2026	$731,660	$703,079	$1,016,677

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	44.78%	9.20%	11.34%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 447,616,983
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,633,392
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$447,616,983
Number of Portfolio Holdings	81
Portfolio Turnover	33%
Total Advisory Fees Paid	$1,633,392
Total Advisory Fees Paid %	0.80%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	25.3%
Financials	18.0%
Information Technology	15.9%
Materials	12.3%
Health Care	7.1%
Consumer Discretionary	6.0%
Real Estate	5.3%
Energy	4.2%
Utilities	3.6%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	96.5%
Israel	0.7%
Canada	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mercury Systems, Inc.	5.1%
Timken Co., (The)	4.8%
Valmont Industries, Inc.	3.1%
Ingevity Corp.	2.9%
IPG Photonics Corp.	2.4%
Belden, Inc.	2.2%
SentinelOne, Inc.	2.0%
Terex Corp.	1.8%
Franklin Electric Co., Inc.	1.8%
Littelfuse, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134695
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	1.01%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 25.44% against a return of 22.18% for the Russell 2000® Growth Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Hyperscaler capital spending was a boon for small-cap artificial intelligence (AI) beneficiaries, particularly in semiconductor and industrial companies tied to the AI infrastructure buildout. The three individual securities that contributed the most on an absolute basis were Sterling Infrastructure, Inc., Materion Corp., and Onto Innovation Inc. Sterling Infrastructure, Inc., a site development and construction solutions provider, reported solid results and benefited from its position in data center-related work.

Detractors from Return

The two sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples and Consumer Discretionary. Both sectors faced headwinds from higher oil prices, in part, due to the Middle East conflict. The three individual securities that detracted the most on an absolute basis were Procore Technologies, Inc., Vital Farms, Inc., and Mirion Technologies, Inc. Procore Technologies, Inc., a construction software platform company, lagged due to concerns around the broader implications of AI enabling new competitive software capabilities over time.

Line Graph [Table Text Block]
Table Summary
	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,944	$12,440	$11,851
Jun-2018	$16,405	$15,160	$13,602
Jun-2019	$17,825	$15,086	$14,824
Jun-2020	$20,157	$15,610	$15,792
Jun-2021	$32,045	$23,628	$22,767
Jun-2022	$22,274	$15,729	$19,610
Jun-2023	$25,021	$18,644	$23,327
Jun-2024	$27,395	$20,347	$28,721
Jun-2025	$29,369	$22,326	$33,114
Jun-2026	$40,413	$30,976	$40,667

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	37.60%	4.75%	14.99%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 340,056,649
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,015,687
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$340,056,649
Number of Portfolio Holdings	82
Portfolio Turnover	28%
Total Advisory Fees Paid	$1,015,687
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	26.3%
Health Care	24.2%
Information Technology	17.9%
Financials	10.7%
Consumer Discretionary	7.3%
Materials	5.4%
Energy	2.6%
Real Estate	1.1%
Consumer Staples	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	90.4%
Canada	2.1%
Ireland	1.8%
United Kingdom	1.0%
Bermuda	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Materion Corp.	3.4%
StoneX Group, Inc.	2.8%
Guardant Health, Inc.	2.7%
Onto Innovation, Inc.	2.2%
Moog, Inc.	2.0%
Alkermes PLC	1.8%
CECO Environmental Corp.	1.8%
Glaukos Corp.	1.8%
Protagonist Therapeutics, Inc.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134696
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.85%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 25.52% against a return of 22.18% for the Russell 2000® Growth Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Hyperscaler capital spending was a boon for small-cap artificial intelligence (AI) beneficiaries, particularly in semiconductor and industrial companies tied to the AI infrastructure buildout. The three individual securities that contributed the most on an absolute basis were Sterling Infrastructure, Inc., Materion Corp., and Onto Innovation Inc. Sterling Infrastructure, Inc., a site development and construction solutions provider, reported solid results and benefited from its position in data center-related work.

Detractors from Return

The two sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples and Consumer Discretionary. Both sectors faced headwinds from higher oil prices, in part, due to the Middle East conflict. The three individual securities that detracted the most on an absolute basis were Procore Technologies, Inc., Vital Farms, Inc., and Mirion Technologies, Inc. Procore Technologies, Inc., a construction software platform company, lagged due to concerns around the broader implications of AI enabling new competitive software capabilities over time.

Line Graph [Table Text Block]
Table Summary
	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$324,112	$311,004	$296,274
Jun-2018	$411,041	$378,997	$340,057
Jun-2019	$447,875	$377,139	$370,603
Jun-2020	$507,380	$390,258	$394,802
Jun-2021	$807,372	$590,694	$569,164
Jun-2022	$562,308	$393,220	$490,245
Jun-2023	$632,729	$466,091	$583,165
Jun-2024	$693,642	$508,676	$718,022
Jun-2025	$745,049	$558,159	$827,850
Jun-2026	$1,027,084	$774,400	$1,016,677

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	37.85%	4.93%	15.18%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 340,056,649
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,015,687
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$340,056,649
Number of Portfolio Holdings	82
Portfolio Turnover	28%
Total Advisory Fees Paid	$1,015,687
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	26.3%
Health Care	24.2%
Information Technology	17.9%
Financials	10.7%
Consumer Discretionary	7.3%
Materials	5.4%
Energy	2.6%
Real Estate	1.1%
Consumer Staples	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	90.4%
Canada	2.1%
Ireland	1.8%
United Kingdom	1.0%
Bermuda	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Materion Corp.	3.4%
StoneX Group, Inc.	2.8%
Guardant Health, Inc.	2.7%
Onto Innovation, Inc.	2.2%
Moog, Inc.	2.0%
Alkermes PLC	1.8%
CECO Environmental Corp.	1.8%
Glaukos Corp.	1.8%
Protagonist Therapeutics, Inc.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216810
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.07%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 24.43% against a return of 22.57% for the Russell 2000® Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology and Materials. The Industrials sector benefited from the Fund’s exposure to what the Adviser believes to be attractive secular growth areas, including space, artificial intelligence infrastructure, power, semiconductor components, aerospace, and defense. The three individual securities that contributed the most on an absolute basis were Materion Corp., MACOM Technology Solutions Holdings, Inc., and Enpro Inc. Shares of MACOM Technology Solutions Holdings, Inc. benefited from stronger-than-expected demand in its data center and space/defense end markets.

Detractors from Return

The only sector that detracted from the Fund’s returns on an absolute basis was Health Care. The Health Care sector was impacted by the Fund’s exposure to life science companies grappling with inconsistent demand and medtech companies facing uncertainty regarding the future volume of procedures following changes in government policy. The three individual securities that detracted the most on an absolute basis were Insulet Corp., Procore Technologies, Inc., and PAR Technology Corp. Shares of Insulet Corp. were pressured by concern that new patch pump competitors could take market share from the company’s incumbent position.

Line Graph [Table Text Block]
Table Summary
	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,798	$12,460	$11,851
Jun-2018	$13,682	$14,649	$13,602
Jun-2019	$14,259	$14,164	$14,824
Jun-2020	$14,447	$13,226	$15,792
Jun-2021	$21,502	$21,429	$22,767
Jun-2022	$18,245	$16,029	$19,610
Jun-2023	$21,104	$18,002	$23,327
Jun-2024	$24,000	$19,812	$28,721
Jun-2025	$24,818	$21,334	$33,114
Jun-2026	$32,965	$30,034	$40,667

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	32.83%	8.92%	12.67%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 114,762,439
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 371,702
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$114,762,439
Number of Portfolio Holdings	85
Portfolio Turnover	18%
Total Advisory Fees Paid*	$371,702
Total Advisory Fees Paid %*	0.73%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	29.7%
Information Technology	19.9%
Health Care	13.6%
Financials	10.6%
Materials	9.1%
Consumer Discretionary	7.6%
Real Estate	2.0%
Energy	1.8%
Consumer Staples	0.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	92.7%
Canada	2.0%
Ireland	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enpro, Inc.	3.0%
RBC Bearings, Inc.	2.8%
Materion Corp.	2.4%
Moog, Inc.	2.3%
Lattice Semiconductor Corp.	2.1%
Applied Industrial Technologies, Inc.	1.9%
Valmont Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
Littelfuse, Inc.	1.9%
Ensign Group, Inc. (The)	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216811
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.99%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 24.52% against a return of 22.57% for the Russell 2000® Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology and Materials. The Industrials sector benefited from the Fund’s exposure to what the Adviser believes to be attractive secular growth areas, including space, artificial intelligence infrastructure, power, semiconductor components, aerospace, and defense. The three individual securities that contributed the most on an absolute basis were Materion Corp., MACOM Technology Solutions Holdings, Inc., and Enpro Inc. Shares of MACOM Technology Solutions Holdings, Inc. benefited from stronger-than-expected demand in its data center and space/defense end markets.

Detractors from Return

The only sector that detracted from the Fund’s returns on an absolute basis was Health Care. The Health Care sector was impacted by the Fund’s exposure to life science companies grappling with inconsistent demand and medtech companies facing uncertainty regarding the future volume of procedures following changes in government policy. The three individual securities that detracted the most on an absolute basis were Insulet Corp., Procore Technologies, Inc., and PAR Technology Corp. Shares of Insulet Corp. were pressured by concern that new patch pump competitors could take market share from the company’s incumbent position.

Line Graph [Table Text Block]
Table Summary
	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$295,385	$311,502	$296,274
Jun-2018	$343,077	$366,220	$340,057
Jun-2019	$358,077	$354,100	$370,603
Jun-2020	$363,462	$330,641	$394,802
Jun-2021	$541,923	$535,723	$569,164
Jun-2022	$460,579	$400,734	$490,245
Jun-2023	$533,407	$450,052	$583,165
Jun-2024	$607,987	$495,309	$718,022
Jun-2025	$628,678	$533,355	$827,850
Jun-2026	$836,352	$750,851	$1,016,677

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	33.03%	9.07%	12.84%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 114,762,439
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 371,702
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$114,762,439
Number of Portfolio Holdings	85
Portfolio Turnover	18%
Total Advisory Fees Paid*	$371,702
Total Advisory Fees Paid %*	0.73%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	29.7%
Information Technology	19.9%
Health Care	13.6%
Financials	10.6%
Materials	9.1%
Consumer Discretionary	7.6%
Real Estate	2.0%
Energy	1.8%
Consumer Staples	0.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	92.7%
Canada	2.0%
Ireland	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enpro, Inc.	3.0%
RBC Bearings, Inc.	2.8%
Materion Corp.	2.4%
Moog, Inc.	2.3%
Lattice Semiconductor Corp.	2.1%
Applied Industrial Technologies, Inc.	1.9%
Valmont Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
Littelfuse, Inc.	1.9%
Ensign Group, Inc. (The)	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211581
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 11.93% against a return of 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Consumer Discretionary. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ATI, Inc., and Palo Alto Networks, Inc. For Palo Alto Networks, Inc., the Adviser believes an expanding addressable market, due to AI agents, positive bookings trends, and faster-than-anticipated integration of recent acquisitions, led to the outperformance during the period.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Real Estate, and Materials. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Boston Scientific Corp., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Line Graph [Table Text Block]
Table Summary
	SBH All Cap - Retail	Russell 3000® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,297	$11,851
Jun-2018	$12,522	$13,602
Jun-2019	$13,938	$14,824
Jun-2020	$15,346	$15,792
Jun-2021	$21,863	$22,767
Jun-2022	$19,173	$19,610
Jun-2023	$21,431	$23,327
Jun-2024	$25,116	$28,721
Jun-2025	$27,172	$33,114
Jun-2026	$32,155	$40,667

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH All Cap - Retail	18.34%	8.02%	12.39%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 47,798,447
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 105,903
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$47,798,447
Number of Portfolio Holdings	50
Portfolio Turnover	20%
Total Advisory Fees Paid*	$105,903
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	34.9%
Industrials	13.8%
Financials	13.6%
Consumer Discretionary	10.6%
Health Care	10.3%
Communication Services	6.0%
Consumer Staples	3.6%
Energy	3.5%
Real Estate	1.2%
Materials	1.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	91.8%
Canada	2.0%
United Kingdom	1.5%
Bermuda	1.2%
Taiwan	1.1%
Ireland	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	4.3%
NVIDIA Corp.	4.1%
Palo Alto Networks, Inc.	4.1%
ATI, Inc.	4.1%
Amazon.com, Inc.	3.4%
Microsoft Corp.	3.3%
Marvell Technology, Inc.	3.2%
Quanta Services, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Arista Networks, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211582
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 11.97% against a return of 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Consumer Discretionary. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ATI, Inc., and Palo Alto Networks, Inc. For Palo Alto Networks, Inc., the Adviser believes an expanding addressable market, due to AI agents, positive bookings trends, and faster-than-anticipated integration of recent acquisitions, led to the outperformance during the period.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Real Estate, and Materials. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Boston Scientific Corp., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Line Graph [Table Text Block]
Table Summary
	SBH All Cap - Inst	Russell 3000® Index
Jun-2016	$250,000	$250,000
Jun-2017	$282,856	$296,274
Jun-2018	$313,994	$340,057
Jun-2019	$350,012	$370,603
Jun-2020	$385,855	$394,802
Jun-2021	$550,005	$569,164
Jun-2022	$482,374	$490,245
Jun-2023	$539,229	$583,165
Jun-2024	$632,417	$718,022
Jun-2025	$684,137	$827,850
Jun-2026	$809,633	$1,016,677

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH All Cap - Inst	18.34%	8.04%	12.47%
Russell 3000® Index	22.81%	12.30%	15.06%

AssetsNet	$ 47,798,447
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 105,903
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$47,798,447
Number of Portfolio Holdings	50
Portfolio Turnover	20%
Total Advisory Fees Paid*	$105,903
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	34.9%
Industrials	13.8%
Financials	13.6%
Consumer Discretionary	10.6%
Health Care	10.3%
Communication Services	6.0%
Consumer Staples	3.6%
Energy	3.5%
Real Estate	1.2%
Materials	1.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	91.8%
Canada	2.0%
United Kingdom	1.5%
Bermuda	1.2%
Taiwan	1.1%
Ireland	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	4.3%
NVIDIA Corp.	4.1%
Palo Alto Networks, Inc.	4.1%
ATI, Inc.	4.1%
Amazon.com, Inc.	3.4%
Microsoft Corp.	3.3%
Marvell Technology, Inc.	3.2%
Quanta Services, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Arista Networks, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211583
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.14%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 27.38% against a return of 23.85% for the MSCI Emerging Markets Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were South Korea, Taiwan, and Brazil. The Information Technology sector was especially strong in both South Korea and Taiwan as semiconductor companies rose sharply on the back of demand tied to artificial intelligence (AI). Brazil’s strong impact was due to strength in the energy sector on higher oil prices.

Detractors from Return

The three countries that detracted most from the Fund’s returns on an absolute basis were India, China, and South Africa. India declined on weakness in the Information Technology sector as internet services declined on worries over AI competition, as well as in the Consumer Discretionary sector, where automobiles and automobile components declined on higher oil prices. China ended the period lower as weaker consumer sentiment and increased domestic competition hurt e-commerce retailers. Miners in South Africa led to that country’s negative contribution to returns.

Line Graph [Table Text Block]
Table Summary
	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,645	$12,374	$12,043
Jun-2018	$13,594	$13,390	$12,976
Jun-2019	$13,493	$13,551	$13,010
Jun-2020	$12,236	$13,092	$12,394
Jun-2021	$17,277	$18,447	$17,002
Jun-2022	$13,680	$13,783	$13,626
Jun-2023	$14,795	$14,024	$15,325
Jun-2024	$18,598	$15,784	$17,099
Jun-2025	$21,368	$18,197	$20,147
Jun-2026	$31,509	$26,113	$25,497

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	47.46%	12.77%	12.16%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

AssetsNet	$ 108,940,343
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 187,987
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$108,940,343
Number of Portfolio Holdings	479
Portfolio Turnover	57%
Total Advisory Fees Paid*	$187,987
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	45.2%
Financials	17.6%
Consumer Discretionary	7.4%
Industrials	7.1%
Communication Services	5.8%
Materials	5.4%
Energy	3.1%
Consumer Staples	2.5%
Health Care	2.0%
Utilities	1.6%
Real Estate	1.2%

Country Weighting (% of net assets)

Table Summary
Value	Value
Taiwan	27.7%
South Korea	24.6%
China	18.0%
India	10.5%
Brazil	3.3%
South Africa	2.6%
Saudi Arabia	2.1%
Mexico	1.3%
Thailand	1.1%
Malaysia	1.1%
Other Countries	6.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	8.5%
SK Hynix, Inc.	8.1%
Tencent Holdings, Ltd.	2.1%
SK Square Co., Ltd.	2.1%
Samsung Electronics Co., Ltd.	1.3%
China Construction Bank Corp.	1.0%
Alibaba Group Holding, Ltd.	0.8%
Lenovo Group, Ltd.	0.8%
Windbond Electronics Corp.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. Effective June 30, 2026, the advisory fee for the Fund was reduced to 0.75%, and the expense cap for the Retail Class of the Fund was reduced to 0.99%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211584
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	0.99%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 27.35% against a return of 23.85% for the MSCI Emerging Markets Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were South Korea, Taiwan, and Brazil. The Information Technology sector was especially strong in both South Korea and Taiwan as semiconductor companies rose sharply on the back of demand tied to artificial intelligence (AI). Brazil’s strong impact was due to strength in the energy sector on higher oil prices.

Detractors from Return

The three countries that detracted most from the Fund’s returns on an absolute basis were India, China, and South Africa. India declined on weakness in the Information Technology sector as internet services declined on worries over AI competition, as well as in the Consumer Discretionary sector, where automobiles and automobile components declined on higher oil prices. China ended the period lower as weaker consumer sentiment and increased domestic competition hurt e-commerce retailers. Miners in South Africa led to that country’s negative contribution to returns.

Line Graph [Table Text Block]
Table Summary
	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$317,266	$309,362	$301,084
Jun-2018	$341,646	$334,739	$324,405
Jun-2019	$339,908	$338,782	$325,251
Jun-2020	$308,717	$327,304	$309,847
Jun-2021	$436,587	$461,186	$425,040
Jun-2022	$346,085	$344,573	$340,640
Jun-2023	$375,338	$350,604	$383,118
Jun-2024	$472,136	$394,596	$427,464
Jun-2025	$543,506	$454,914	$503,664
Jun-2026	$802,342	$652,835	$637,433

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	47.62%	12.94%	12.37%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

AssetsNet	$ 108,940,343
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 187,987
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$108,940,343
Number of Portfolio Holdings	479
Portfolio Turnover	57%
Total Advisory Fees Paid*	$187,987
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	45.2%
Financials	17.6%
Consumer Discretionary	7.4%
Industrials	7.1%
Communication Services	5.8%
Materials	5.4%
Energy	3.1%
Consumer Staples	2.5%
Health Care	2.0%
Utilities	1.6%
Real Estate	1.2%

Country Weighting (% of net assets)

Table Summary
Value	Value
Taiwan	27.7%
South Korea	24.6%
China	18.0%
India	10.5%
Brazil	3.3%
South Africa	2.6%
Saudi Arabia	2.1%
Mexico	1.3%
Thailand	1.1%
Malaysia	1.1%
Other Countries	6.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	8.5%
SK Hynix, Inc.	8.1%
Tencent Holdings, Ltd.	2.1%
SK Square Co., Ltd.	2.1%
Samsung Electronics Co., Ltd.	1.3%
China Construction Bank Corp.	1.0%
Alibaba Group Holding, Ltd.	0.8%
Lenovo Group, Ltd.	0.8%
Windbond Electronics Corp.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. Effective June 30, 2026, the advisory fee for the Fund was reduced to 0.75%, and the expense cap for the Institutional Class of the Fund was reduced to 0.84%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211585
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 2.63% against a return of 7.65% for the MSCI EAFE Small Cap Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA Investable Market Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Norway, the United Kingdom, and Japan. Norway posted a strong gain, buoyed by performance in oil and gas storage and transportation stocks. The United Kingdom rose on stronger first-quarter 2026 gross domestic product growth and positive performance in the Financials sector from higher interest rates. Japan benefited from pro-business reforms and higher corporate earnings.

Detractors from Return

The three countries/areas that detracted most from the Fund’s returns on an absolute basis were Australia, Switzerland, and Hong Kong. Australia declined on weakness in metals and mining companies. Switzerland was driven lower by a software company that declined on disappointing earnings. Consumer Discretionary sector companies, especially those in textiles and luxury goods, led to the negative contribution from holdings in Hong Kong.

Line Graph [Table Text Block]
Table Summary
	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,403	$12,318	$12,043
Jun-2018	$13,015	$13,851	$12,976
Jun-2019	$11,221	$12,972	$13,010
Jun-2020	$9,388	$12,516	$12,394
Jun-2021	$13,224	$17,645	$17,002
Jun-2022	$10,763	$13,414	$13,626
Jun-2023	$12,168	$14,779	$15,325
Jun-2024	$14,177	$15,929	$17,099
Jun-2025	$18,277	$19,508	$20,147
Jun-2026	$21,767	$22,901	$25,497

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	19.09%	10.48%	8.09%
MSCI EAFE Small Cap Index	17.39%	5.35%	8.64%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

AssetsNet	$ 79,264,410
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 223,927
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$79,264,410
Number of Portfolio Holdings	310
Portfolio Turnover	54%
Total Advisory Fees Paid*	$223,927
Total Advisory Fees Paid %*	0.53%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	24.1%
Financials	13.4%
Consumer Discretionary	11.1%
Materials	10.8%
Information Technology	10.5%
Real Estate	9.4%
Health Care	5.1%
Consumer Staples	5.0%
Energy	3.5%
Communication Services	3.5%
Utilities	2.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	36.3%
United Kingdom	13.2%
Australia	10.3%
Israel	4.5%
Sweden	4.3%
France	3.9%
Switzerland	3.8%
Germany	3.4%
Norway	2.9%
Italy	2.6%
Other Countries	13.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lion Finance Group PLC	1.3%
Keller Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Attendo A.B.	0.9%
Kier Group PLC	0.9%
Wallenius Wilhelmsen A.S.A.	0.9%
Regis Resources, Ltd.	0.9%
Jyske Bank A/S	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211586
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 2.71% against a return of 7.65% for the MSCI EAFE Small Cap Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA Investable Market Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Norway, the United Kingdom, and Japan. Norway posted a strong gain, buoyed by performance in oil and gas storage and transportation stocks. The United Kingdom rose on stronger first-quarter 2026 gross domestic product growth and positive performance in the Financials sector from higher interest rates. Japan benefited from pro-business reforms and higher corporate earnings.

Detractors from Return

The three countries/areas that detracted most from the Fund’s returns on an absolute basis were Australia, Switzerland, and Hong Kong. Australia declined on weakness in metals and mining companies. Switzerland was driven lower by a software company that declined on disappointing earnings. Consumer Discretionary sector companies, especially those in textiles and luxury goods, led to the negative contribution from holdings in Hong Kong.

Line Graph [Table Text Block]
Table Summary
	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$310,972	$307,946	$301,084
Jun-2018	$326,939	$346,281	$324,405
Jun-2019	$282,873	$324,306	$325,251
Jun-2020	$237,094	$312,891	$309,847
Jun-2021	$334,563	$441,122	$425,040
Jun-2022	$272,545	$335,351	$340,640
Jun-2023	$308,605	$369,473	$383,118
Jun-2024	$360,276	$398,235	$427,464
Jun-2025	$464,492	$487,691	$503,664
Jun-2026	$553,617	$572,519	$637,433

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	19.19%	10.60%	8.27%
MSCI EAFE Small Cap Index	17.39%	5.35%	8.64%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

AssetsNet	$ 79,264,410
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 223,927
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$79,264,410
Number of Portfolio Holdings	310
Portfolio Turnover	54%
Total Advisory Fees Paid*	$223,927
Total Advisory Fees Paid %*	0.53%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	24.1%
Financials	13.4%
Consumer Discretionary	11.1%
Materials	10.8%
Information Technology	10.5%
Real Estate	9.4%
Health Care	5.1%
Consumer Staples	5.0%
Energy	3.5%
Communication Services	3.5%
Utilities	2.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	36.3%
United Kingdom	13.2%
Australia	10.3%
Israel	4.5%
Sweden	4.3%
France	3.9%
Switzerland	3.8%
Germany	3.4%
Norway	2.9%
Italy	2.6%
Other Countries	13.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lion Finance Group PLC	1.3%
Keller Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Attendo A.B.	0.9%
Kier Group PLC	0.9%
Wallenius Wilhelmsen A.S.A.	0.9%
Regis Resources, Ltd.	0.9%
Jyske Bank A/S	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246766
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	0.99%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 10.64% against a return of 9.44% for the MSCI EAFE Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the Netherlands, and France. Japan and the Netherlands were both driven by the Information Technology sector, as semiconductor companies rose on the back of extraordinary demand tied to the artificial intelligence. France rose primarily on strength in the Financials sector spurred on by higher interest rates, while the Utilities and Materials sectors also contributed positively.

Detractors from Return

The only countries/areas that detracted from the Fund’s returns on an absolute basis were Hong Kong and New Zealand. Hong Kong declined as weaker consumer sentiment in China weighed on the Consumer Discretionary sector, while New Zealand was slightly negative due to weakness in the Financials sector.

Line Graph [Table Text Block]
Table Summary
	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$10,000	$10,000	$10,000
Jun-2022	$8,364	$8,039	$7,997
Jun-2023	$9,957	$9,549	$8,994
Jun-2024	$11,403	$10,650	$10,035
Jun-2025	$14,159	$12,538	$11,823
Jun-2026	$18,093	$15,075	$14,964

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	27.78%	13.53%
MSCI EAFE Index	20.23%	9.18%
MSCI ACWI ex-USA IMI Index	26.56%	9.01%

Performance Inception Date	Oct. 27, 2021
AssetsNet	$ 14,469,255
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$14,469,255
Number of Portfolio Holdings	344
Portfolio Turnover	52%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Financials	25.3%
Industrials	18.9%
Information Technology	11.8%
Health Care	10.6%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Materials	6.0%
Communication Services	3.8%
Utilities	3.8%
Energy	3.5%
Real Estate	1.4%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	23.4%
United Kingdom	13.7%
France	10.3%
Switzerland	9.0%
Germany	9.0%
Australia	6.3%
Netherlands	5.8%
Spain	3.8%
Italy	3.5%
Sweden	3.1%
Other Countries	11.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ASML Holding N.V.	2.5%
Roche Holding A.G.	2.3%
Kioxia Holdings Corp.	2.0%
Novartis A.G.	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.6%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
UniCredit S.p.A.	1.5%
NatWest Group PLC	1.3%
Infineon Technologies A.G.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Japan Risk was removed as a principal risk due to changes in the Fund's portfolio allocation.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246765
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.84%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 10.71% against a return of 9.44% for the MSCI EAFE Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the Netherlands, and France. Japan and the Netherlands were both driven by the Information Technology sector, as semiconductor companies rose on the back of extraordinary demand tied to the artificial intelligence. France rose primarily on strength in the Financials sector spurred on by higher interest rates, while the Utilities and Materials sectors also contributed positively.

Detractors from Return

The only countries/areas that detracted from the Fund’s returns on an absolute basis were Hong Kong and New Zealand. Hong Kong declined as weaker consumer sentiment in China weighed on the Consumer Discretionary sector, while New Zealand was slightly negative due to weakness in the Financials sector.

Line Graph [Table Text Block]
Table Summary
	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$250,000	$250,000	$250,000
Jun-2022	$209,297	$200,985	$199,913
Jun-2023	$249,516	$238,713	$224,842
Jun-2024	$286,198	$266,253	$250,867
Jun-2025	$356,021	$313,452	$295,587
Jun-2026	$455,516	$376,872	$374,092

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	27.95%	13.70%
MSCI EAFE Index	20.23%	9.18%
MSCI ACWI ex-USA IMI Index	26.56%	9.01%

AssetsNet	$ 14,469,255
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$14,469,255
Number of Portfolio Holdings	344
Portfolio Turnover	52%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Financials	25.3%
Industrials	18.9%
Information Technology	11.8%
Health Care	10.6%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Materials	6.0%
Communication Services	3.8%
Utilities	3.8%
Energy	3.5%
Real Estate	1.4%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	23.4%
United Kingdom	13.7%
France	10.3%
Switzerland	9.0%
Germany	9.0%
Australia	6.3%
Netherlands	5.8%
Spain	3.8%
Italy	3.5%
Sweden	3.1%
Other Countries	11.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ASML Holding N.V.	2.5%
Roche Holding A.G.	2.3%
Kioxia Holdings Corp.	2.0%
Novartis A.G.	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.6%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
UniCredit S.p.A.	1.5%
NatWest Group PLC	1.3%
Infineon Technologies A.G.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Japan Risk was removed as a principal risk due to changes in the Fund's portfolio allocation.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018316
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WTMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 14.58% against a return of 9.69% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Flex Ltd., and Palo Alto Networks, Inc. For Flex Ltd., the company’s recent decision to separate its Cloud and Power Infrastructure business has been interpreted by the market as a potential catalyst to unlock meaningful shareholder value by highlighting the growth profile of that segment.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Communication Services, and Real Estate. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., ServiceNow, Inc., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Line Graph [Table Text Block]
Table Summary
	SBH Global All Cap - Retail	MSCI World Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,334	$11,820
Jun-2018	$11,660	$13,130
Jun-2019	$12,903	$13,961
Jun-2020	$12,480	$14,358
Jun-2021	$16,412	$19,964
Jun-2022	$14,149	$17,102
Jun-2023	$16,927	$20,267
Jun-2024	$19,892	$24,360
Jun-2025	$22,523	$28,320
Jun-2026	$26,386	$34,363

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	17.15%	9.96%	10.19%
MSCI World Index	21.34%	11.47%	13.14%

AssetsNet	$ 37,744,939
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 18,595
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$37,744,939
Number of Portfolio Holdings	50
Portfolio Turnover	16%
Total Advisory Fees Paid*	$18,595
Total Advisory Fees Paid %*	0.11%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	31.8%
Industrials	16.5%
Consumer Discretionary	14.1%
Financials	13.4%
Health Care	6.4%
Communication Services	6.1%
Energy	3.6%
Consumer Staples	3.5%
Materials	1.4%
Real Estate	1.2%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	57.6%
Belgium	4.9%
United Kingdom	4.8%
Germany	4.8%
Canada	4.6%
France	4.6%
Italy	3.6%
Singapore	3.0%
Ireland	2.5%
Netherlands	1.5%
Other Countries	6.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	3.9%
Alphabet, Inc.	3.6%
Palo Alto Networks, Inc.	3.6%
Microsoft Corp.	3.1%
Marvell Technology, Inc.	3.0%
Flex, Ltd.	3.0%
JPMorgan Chase & Co.	3.0%
ATI, Inc.	2.9%
Globe Life, Inc.	2.7%
Infineon Technologies A.G.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052675
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 14.64% against a return of 9.69% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Flex Ltd., and Palo Alto Networks, Inc. For Flex Ltd., the company’s recent decision to separate its Cloud and Power Infrastructure business has been interpreted by the market as a potential catalyst to unlock meaningful shareholder value by highlighting the growth profile of that segment.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Communication Services, and Real Estate. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., ServiceNow, Inc., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Line Graph [Table Text Block]
Table Summary
	SBH Global All Cap - Inst	MSCI World Index
Jun-2016	$250,000	$250,000
Jun-2017	$283,933	$295,489
Jun-2018	$292,439	$328,251
Jun-2019	$324,141	$349,031
Jun-2020	$313,542	$358,956
Jun-2021	$413,174	$499,107
Jun-2022	$356,812	$427,546
Jun-2023	$427,201	$506,686
Jun-2024	$502,894	$608,997
Jun-2025	$569,628	$708,009
Jun-2026	$667,481	$859,079

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	17.18%	10.07%	10.32%
MSCI World Index	21.34%	11.47%	13.14%

AssetsNet	$ 37,744,939
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 18,595
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$37,744,939
Number of Portfolio Holdings	50
Portfolio Turnover	16%
Total Advisory Fees Paid*	$18,595
Total Advisory Fees Paid %*	0.11%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	31.8%
Industrials	16.5%
Consumer Discretionary	14.1%
Financials	13.4%
Health Care	6.4%
Communication Services	6.1%
Energy	3.6%
Consumer Staples	3.5%
Materials	1.4%
Real Estate	1.2%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	57.6%
Belgium	4.9%
United Kingdom	4.8%
Germany	4.8%
Canada	4.6%
France	4.6%
Italy	3.6%
Singapore	3.0%
Ireland	2.5%
Netherlands	1.5%
Other Countries	6.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	3.9%
Alphabet, Inc.	3.6%
Palo Alto Networks, Inc.	3.6%
Microsoft Corp.	3.1%
Marvell Technology, Inc.	3.0%
Flex, Ltd.	3.0%
JPMorgan Chase & Co.	3.0%
ATI, Inc.	2.9%
Globe Life, Inc.	2.7%
Infineon Technologies A.G.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018311
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WTIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 0.86% against a return of 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

During the period, the Fund was overweight in corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight in U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 0.67% and 0.45% during the first half of 2026. The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 1.46% excess return versus U.S. Treasuries during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was in line with that of the benchmark during the first half of 2026. Duration and yield-curve positioning had a negligible impact on performance.

Line Graph [Table Text Block]
Table Summary
	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,113	$9,969
Jun-2018	$10,157	$9,929
Jun-2019	$10,906	$10,710
Jun-2020	$11,775	$11,646
Jun-2021	$12,021	$11,607
Jun-2022	$10,691	$10,413
Jun-2023	$10,801	$10,315
Jun-2024	$11,254	$10,587
Jun-2025	$11,919	$11,230
Jun-2026	$12,417	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	4.18%	0.65%	2.19%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 743,659,817
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 809,351
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$743,659,817
Number of Portfolio Holdings	147
Portfolio Turnover	15%
Total Advisory Fees Paid*	$809,351
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.79
30-day SEC yield (with waivers)	4.19%
30-day SEC yield (without waivers)	4.09%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Mortgage-Backed Securities Passthrough	29.4%
U.S. Treasury Bonds & Notes	27.7%
Industrial	20.1%
Finance	10.2%
Utility	6.7%
Municipal Bonds	2.0%
Asset Backed Securities	2.0%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.4
AAA	1.4
AA	58.8
A	11.9
BBB	18.5
BB	5.6
B	1.0
B & Below	0.8
Not Rated	0.5

Exposure Basis Explanation [Text Block]	Duration Distribution
Table Summary
Duration	% Portfolio
0-1 yr	5.9
1-3 yrs	17.4
3-4 yrs	12.3
4-6 yrs	23.8
6-8 yrs	25.5
8+ yrs	15.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052673
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WIIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 0.84% against a return of 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

During the period, the Fund was overweight in corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight in U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 0.67% and 0.45% during the first half of 2026. The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 1.46% excess return versus U.S. Treasuries during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was in line with that of the benchmark during the first half of 2026. Duration and yield-curve positioning had a negligible impact on performance.

Line Graph [Table Text Block]
Table Summary
	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$250,000	$250,000
Jun-2017	$253,230	$249,213
Jun-2018	$254,731	$248,223
Jun-2019	$274,147	$267,757
Jun-2020	$296,149	$291,158
Jun-2021	$302,844	$290,187
Jun-2022	$269,684	$260,321
Jun-2023	$273,188	$257,880
Jun-2024	$284,898	$264,664
Jun-2025	$302,029	$280,746
Jun-2026	$314,935	$291,388

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	4.27%	0.79%	2.34%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 743,659,817
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 809,351
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$743,659,817
Number of Portfolio Holdings	147
Portfolio Turnover	15%
Total Advisory Fees Paid*	$809,351
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.79
30-day SEC yield (with waivers)	4.35%
30-day SEC yield (without waivers)	4.23%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Mortgage-Backed Securities Passthrough	29.4%
U.S. Treasury Bonds & Notes	27.7%
Industrial	20.1%
Finance	10.2%
Utility	6.7%
Municipal Bonds	2.0%
Asset Backed Securities	2.0%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.4
AAA	1.4
AA	58.8
A	11.9
BBB	18.5
BB	5.6
B	1.0
B & Below	0.8
Not Rated	0.5

Exposure Basis Explanation [Text Block]	Duration Distribution
Table Summary
Duration	% Portfolio
0-1 yr	5.9
1-3 yrs	17.4
3-4 yrs	12.3
4-6 yrs	23.8
6-8 yrs	25.5
8+ yrs	15.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018320
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WTLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 1.38% against a return of 1.96% for the Bloomberg U.S. High Yield 2% Issuer Cap Index and 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

The Fund has a high-quality bias and was overweight in BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield 2% issuer Cap Index. Intermediate BBB-rated securities returned 0.95% during the first half of 2026, underperforming the overall high-yield market’s 1.96% return. The top returning ratings category in the high-yield market during the period was B-rated securities at 2.18%, then BB-rated securities at 1.98%, followed by CCC-rated securities, which returned 1.69%. Security selection negatively impacted returns during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was shorter than its benchmark and the Bloomberg U.S. Aggregate Bond Index, which positively impacted performance.

Line Graph [Table Text Block]
Table Summary
	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,875	$11,269	$9,969
Jun-2018	$10,977	$11,564	$9,929
Jun-2019	$11,781	$12,429	$10,710
Jun-2020	$12,033	$12,428	$11,646
Jun-2021	$13,310	$14,335	$11,607
Jun-2022	$11,841	$12,497	$10,413
Jun-2023	$12,741	$13,630	$10,315
Jun-2024	$13,909	$15,052	$10,587
Jun-2025	$15,018	$16,600	$11,230
Jun-2026	$15,754	$17,582	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	4.90%	3.43%	4.65%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	5.91%	4.17%	5.80%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 61,755,524
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 91,244
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,755,524
Number of Portfolio Holdings	67
Portfolio Turnover	11%
Total Advisory Fees Paid*	$91,244
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	3.68
30-day SEC yield (with waivers)	4.60%
30-day SEC yield (without waivers)	4.39%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrial	83.0%
Utility	7.5%
Finance	6.1%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.3
BBB	18.0
BB	62.2
B & Below	18.6

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	18.8
1-3 yrs	46.5
3-4 yrs	13.2
4-6 yrs	16.7
6-8 yrs	3.3
8+ yrs	1.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052678
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 1.59% against a return of 1.96% for the Bloomberg U.S. High Yield 2% Issuer Cap Index and 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

The Fund has a high-quality bias and was overweight in BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield 2% issuer Cap Index. Intermediate BBB-rated securities returned 0.95% during the first half of 2026, underperforming the overall high-yield market’s 1.96% return. The top returning ratings category in the high-yield market during the period was B-rated securities at 2.18%, then BB-rated securities at 1.98%, followed by CCC-rated securities, which returned 1.69%. Security selection negatively impacted returns during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was shorter than its benchmark and the Bloomberg U.S. Aggregate Bond Index, which positively impacted performance.

Line Graph [Table Text Block]
Table Summary
	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$272,886	$281,726	$249,213
Jun-2018	$275,995	$289,108	$248,223
Jun-2019	$296,319	$310,721	$267,757
Jun-2020	$303,458	$310,712	$291,158
Jun-2021	$335,732	$358,372	$290,187
Jun-2022	$299,038	$312,419	$260,321
Jun-2023	$322,548	$340,758	$257,880
Jun-2024	$352,607	$376,310	$264,664
Jun-2025	$381,234	$415,010	$280,746
Jun-2026	$400,769	$439,541	$291,388

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	5.12%	3.60%	4.83%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	5.91%	4.17%	5.80%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 61,755,524
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 91,244
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,755,524
Number of Portfolio Holdings	67
Portfolio Turnover	11%
Total Advisory Fees Paid*	$91,244
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	3.68
30-day SEC yield (with waivers)	4.75%
30-day SEC yield (without waivers)	4.61%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrial	83.0%
Utility	7.5%
Finance	6.1%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.3
BBB	18.0
BB	62.2
B & Below	18.6

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	18.8
1-3 yrs	46.5
3-4 yrs	13.2
4-6 yrs	16.7
6-8 yrs	3.3
8+ yrs	1.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176020
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 2.45% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

In the first quarter of 2026, municipals sold off, with the 10-year AAA yield rising nearly 40 basis points, and the Fund still delivered a positive 0.52% against a benchmark that lost 0.27%. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, with less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the retail class returned 1.92% versus a 1.67% return for its benchmark. Municipals rallied on their own technicals even as U.S. Treasuries cheapened, and the move was led decisively by the long end of the yield curve, where 15- to 30-year yields fell 37 to 45 basis points. Longer-dated positions, purchased at the attractive absolute yields that the first-quarter selloff offered, captured the bulk of the rally, while shorter-dated positions provided support with the Federal Reserve Board on hold regarding any change to its federal funds rate. Across both quarters, one of the largest contributors to the Fund’s performance was what it did not own. During the period, the Fund continued to have little to no exposure to the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk. That part of the yield curve sold off in the first quarter and participated least in the second quarter.

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	6.21%	0.85%	3.22%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.61%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.77%

AssetsNet	$ 195,155,707
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 232,140
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$195,155,707
Number of Portfolio Holdings	174
Portfolio Turnover	64%
Total Advisory Fees Paid*	$232,140
Total Advisory Fees Paid %*	0.25%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	2.99%
30-day SEC yield (without waivers)	2.94%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	60.3%
General Obligation	18.9%
U.S. Treasury Obligations	9.2%
Industrial	4.3%
Certificate Participation	2.4%
CMBS	1.0%
Variable Rate Demand Note	1.0%
Local Authority	0.5%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.6
AAA	9.4
AA	60.9
A	13.1
BBB	1.2
B	4.3
Not Rated	9.5

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	16.0
1-3 yrs	27.0
3-4 yrs	4.9
4-6 yrs	3.0
6-8 yrs	16.7
8+ yrs	32.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176021
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 2.41% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

In the first quarter of 2026, municipals sold off, with the 10-year AAA yield rising nearly 40 basis points, and the Fund still delivered a positive 0.45% against a benchmark that lost 0.27%. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, with less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the institutional class returned 1.95% versus a 1.67% return for its benchmark. Municipals rallied on their own technicals even as U.S. Treasuries cheapened, and the move was led decisively by the long end of the yield curve, where 15- to 30-year yields fell 37 to 45 basis points. Longer-dated positions, purchased at the attractive absolute yields that the first-quarter selloff offered, captured the bulk of the rally, while shorter-dated positions provided support with the Federal Reserve Board on hold regarding any change to its federal funds rate. Across both quarters, one of the largest contributors to the Fund’s performance was what it did not own. During the period, the Fund continued to have little to no exposure to the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk. That part of the yield curve sold off in the first quarter and participated least in the second quarter.

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	6.36%	0.99%	3.37%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.61%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.77%

AssetsNet	$ 195,155,707
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 232,140
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$195,155,707
Number of Portfolio Holdings	174
Portfolio Turnover	64%
Total Advisory Fees Paid*	$232,140
Total Advisory Fees Paid %*	0.25%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	3.13%
30-day SEC yield (without waivers)	3.07%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	60.3%
General Obligation	18.9%
U.S. Treasury Obligations	9.2%
Industrial	4.3%
Certificate Participation	2.4%
CMBS	1.0%
Variable Rate Demand Note	1.0%
Local Authority	0.5%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.6
AAA	9.4
AA	60.9
A	13.1
BBB	1.2
B	4.3
Not Rated	9.5

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	16.0
1-3 yrs	27.0
3-4 yrs	4.9
4-6 yrs	3.0
6-8 yrs	16.7
8+ yrs	32.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018312
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WTCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 1.73% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

When municipals sold off in the first quarter and the 10-year AAA yield rose nearly 40 basis points, the Fund returned a positive 0.28% against a benchmark that lost 0.42%. Income drove that result. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, carrying less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the Fund returned 1.46% against 1.67%. The barbell strategy pairs longer-dated Colorado holdings with a meaningful short-end allocation that is used as both an income anchor and to have funds available to invest when opportunities arise, and during the period the Fund continued to avoid the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk.

Line Graph [Table Text Block]
Table Summary
	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,933	$9,985	$9,951
Jun-2018	$10,095	$10,085	$10,107
Jun-2019	$10,667	$10,703	$10,785
Jun-2020	$11,079	$11,150	$11,264
Jun-2021	$11,588	$11,494	$11,734
Jun-2022	$10,658	$10,743	$10,728
Jun-2023	$10,584	$11,042	$11,070
Jun-2024	$11,029	$11,339	$11,425
Jun-2025	$11,203	$11,638	$11,553
Jun-2026	$11,759	$12,277	$12,365

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	4.96%	0.29%	1.63%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.07%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

AssetsNet	$ 318,070,131
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 461,904
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$318,070,131
Number of Portfolio Holdings	172
Portfolio Turnover	41%
Total Advisory Fees Paid*	$461,904
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	9.33
30-day SEC yield (with waivers)	3.27%
30-day SEC yield (without waivers)	3.36%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	61.2%
General Obligation	12.8%
Certificate Participation	7.8%
U.S. Treasury Obligations	7.0%
Variable Rate Demand Note	6.8%
Local Authority	2.9%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	2.6
AAA	27.4
AA	57.9
A	7.2
BBB	3.0
BB	0.2
Not Rated	1.7

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	19.3
1-3 yrs	24.9
3-4 yrs	11.8
4-6 yrs	2.8
6-8 yrs	9.4
8+ yrs	31.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000169263
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 1.89% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

When municipals sold off in the first quarter and the 10-year AAA yield rose nearly 40 basis points, the Fund returned a positive 0.38% against a benchmark that lost 0.42%. Income drove that result. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, carrying less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the Fund returned 1.58% against 1.67%. The barbell strategy pairs longer-dated Colorado holdings with a meaningful short-end allocation that is used as both an income anchor and to have funds available to invest when opportunities arise, and during the period the Fund continued to avoid the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk.

Line Graph [Table Text Block]
Table Summary
	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$248,682	$249,620	$248,781
Jun-2018	$253,081	$252,135	$252,673
Jun-2019	$267,868	$267,583	$269,618
Jun-2020	$278,541	$278,761	$281,612
Jun-2021	$291,940	$287,342	$293,343
Jun-2022	$268,751	$268,578	$268,199
Jun-2023	$267,277	$276,051	$276,745
Jun-2024	$279,132	$283,484	$285,636
Jun-2025	$283,646	$290,950	$288,815
Jun-2026	$298,346	$306,923	$309,131

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	5.18%	0.44%	1.78%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.07%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

AssetsNet	$ 318,070,131
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 461,904
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$318,070,131
Number of Portfolio Holdings	172
Portfolio Turnover	41%
Total Advisory Fees Paid*	$461,904
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	9.33
30-day SEC yield (with waivers)	3.39%
30-day SEC yield (without waivers)	3.33%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	61.2%
General Obligation	12.8%
Certificate Participation	7.8%
U.S. Treasury Obligations	7.0%
Variable Rate Demand Note	6.8%
Local Authority	2.9%

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	2.6
AAA	27.4
AA	57.9
A	7.2
BBB	3.0
BB	0.2
Not Rated	1.7

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	19.3
1-3 yrs	24.9
3-4 yrs	11.8
4-6 yrs	2.8
6-8 yrs	9.4
8+ yrs	31.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000244704
Shareholder Report [Line Items]
Fund Name	Barrett Growth Fund
Trading Symbol	BGRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the Fund returned -2.53% against a return of 10.21% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Communication Services, and Consumer Discretionary. While the Adviser believes the artificial intelligence momentum is still healthy at period end, the industrial renaissance is another key driver to U.S. economic growth. The three individual securities that contributed the most on an absolute basis were EnerSys, Alphabet, Inc., and NVIDIA Corp. In the case of NVIDIA Corp., the company continued to post strong earnings during the period, thereby making its stock valuation, in the Adviser’s view, still reasonable on a relative basis.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Financials, and Health Care. During the period, higher interest-rate expectations created a tougher environment for loan demand and increased credit risk. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Ares Management Corp., and Fair Isaac Corp. In the case of Fair Isaac Corp., the company’s stock continues to be impacted by the pause in the broader real estate market.

Line Graph [Table Text Block]
Table Summary
	Barrett Growth	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,437	$11,790
Jun-2018	$13,577	$13,484
Jun-2019	$15,437	$14,889
Jun-2020	$17,703	$16,006
Jun-2021	$23,868	$22,536
Jun-2022	$19,657	$20,144
Jun-2023	$23,698	$24,091
Jun-2024	$31,481	$30,006
Jun-2025	$33,782	$34,556
Jun-2026	$35,507	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Barrett Growth	5.11%	8.27%	13.51%
S&P 500® Index	22.32%	13.41%	15.51%

AssetsNet	$ 21,585,394
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 22,392
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$21,585,394
Number of Portfolio Holdings	27
Portfolio Turnover	5%
Total Advisory Fees Paid*	$22,392
Total Advisory Fees Paid %*	0.19%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	26.3%
Consumer Discretionary	17.3%
Financials	16.8%
Health Care	11.1%
Industrials	9.7%
Communication Services	9.1%
Materials	5.1%
Consumer Staples	4.3%
Energy	1.2%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	97.1%
Ireland	2.2%
Netherlands	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	9.9%
Alphabet, Inc.	9.1%
Amazon.com, Inc.	6.6%
TJX Cos., Inc. (The)	6.5%
Microsoft Corp.	6.5%
Apple, Inc.	5.7%
Visa, Inc.	5.5%
JPMorgan Chase & Co.	5.3%
Eli Lilly & Co.	4.4%
Costco Wholesale Corp.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000244699
Shareholder Report [Line Items]
Fund Name	Barrett Opportunity Fund
Trading Symbol	SAOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the Fund returned 3.84% against a return of 10.21% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Consumer Discretionary, Communication Services, and Energy. The Fund benefited from both strong stock selection and an overweight position in the Communications Services sector. The three individual securities that contributed the most on an absolute basis were Murphy USA, Inc., The Bank of New York Mellon Corp., and Alphabet, Inc. Increased fuel volumes and high margins supported Murphy USA’s strong performance during the first half of the year.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Financials, Information Technology, and Consumer Staples. The threat posed by artificial intelligence technology on the software industry negatively impacted the Fund’s holdings in software companies. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Jefferies Financial Group, Inc., and Ares Management Corp. Weakness in the credit markets had significant adverse impact on the shares of both Ares Management and Jefferies Financial Group.

Line Graph [Table Text Block]
Table Summary
	Barrett Opportunity	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$12,298	$11,790
Jun-2018	$13,315	$13,484
Jun-2019	$13,414	$14,889
Jun-2020	$12,841	$16,006
Jun-2021	$17,019	$22,536
Jun-2022	$17,246	$20,144
Jun-2023	$19,343	$24,091
Jun-2024	$24,117	$30,006
Jun-2025	$25,321	$34,556
Jun-2026	$30,724	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Barrett Opportunity	21.34%	12.54%	11.88%
S&P 500® Index	22.32%	13.41%	15.51%

AssetsNet	$ 22,845,970
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 35,970
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$22,845,970
Number of Portfolio Holdings	17
Portfolio Turnover	2%
Total Advisory Fees Paid*	$35,970
Total Advisory Fees Paid %*	0.31%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Financials	21.0%
Information Technology	16.4%
Industrials	15.3%
Energy	14.9%
Communication Services	14.8%
Consumer Discretionary	9.1%
Health Care	5.1%
Consumer Staples	2.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	89.1%
United Kingdom	10.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	14.8%
General Dynamics Corp.	13.2%
Bank of New York Mellon Corp. (The)	12.5%
Shell PLC	10.4%
Apple, Inc.	8.2%
Microsoft Corp.	8.2%
Murphy USA, Inc.	7.8%
Jefferies Financial Group, Inc.	5.4%
Murphy Oil Corp.	4.5%
Eli Lilly & Co.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Financial Sector Risk was removed as a principal risk due to changes in the Fund's portfolio allocation.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000243104
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Select Equity ETF
Trading Symbol	USSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 836-4265
Additional Information Website	www.cisbh.com/funds/etfs
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the ETF returned 20.07% against a return of 10.32% for the Russell 1000® Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the ETF’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Information Technology sector’s outperformance reflected the ongoing strength of artificial intelligence (AI)-related investment trends during the period. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Palo Alto Networks, Inc., and Marvell Technology, Inc. For Palo Alto Networks, Inc., the Adviser believes an expanding addressable market, due to AI agents, positive bookings trends, and faster-than-anticipated integration of recent acquisitions lead to the outperformance during the period.

Detractors from Return

The only sector that detracted from the ETF’s returns on an absolute basis was Communication Services. The underperformance in Communication Services was due to stock selection as the ETF experienced weakness in Meta Platforms, Inc., which as of the end of the period, represents a significant weight in the sector. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Meta Platforms, Inc., and Analog Devices, Inc. Meta Platforms, Inc. underperformed due to delays in the rollout of its large language model initiatives coupled with continued investor concerns regarding the pace of AI capital expenditure growth.

Line Graph [Table Text Block]
Table Summary
	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
06/30/24	$11,911	$12,230	$12,160
06/30/25	$12,886	$14,146	$14,021
06/30/26	$16,166	$17,259	$17,219

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	25.45%	18.44%
Russell 1000® Index	22.01%	21.20%
Russell 3000® Index	22.81%	21.10%

Performance Inception Date	Aug. 29, 2023
AssetsNet	$ 358,864,852
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 844,299
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$358,864,852
Number of Portfolio Holdings	20
Portfolio Turnover	59%
Total Advisory Fees Paid*	$844,299
Total Advisory Fees Paid %*	0.54%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	53.0%
Financials	13.1%
Industrials	11.9%
Communication Services	7.0%
Consumer Discretionary	5.5%
Health Care	4.5%
Energy	3.4%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	94.9%
Canada	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	7.0%
Palo Alto Networks, Inc.	6.9%
ATI, Inc.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.4%
Quanta Services, Inc.	5.1%
Arista Networks, Inc.	4.9%
Apple, Inc.	4.7%
Marvell Technology, Inc.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Portfolio Turnover Risk and Tax Risk were added as principal risks.

Updated Prospectus Web Address	www.cisbh.com/funds/etfs